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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                            Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Classic Balanced Fund (RIC-US)
            Schedule of Investments  4/30/2007 (unaudited)

  Shares                                                               Value

            CONVERTIBLE PREFERRED STOCK - 1.4 %
            Automobiles & Components - 1.4 %
            Automobile Manufacturers - 1.4 %
    91,831  Ford Cap Trust, 6.5%, 1/15/32                          $   3,289,386
            Total Automobiles & Components                         $   3,289,386
            TOTAL CONVERTIBLE PREFERRED STOCK                      $   3,289,386
            (Cost  $3,059,162)

            COMMON STOCKS - 60.0 %
            Energy - 3.6 %
            Integrated Oil & Gas - 2.8 %
    88,287  Chevron Corp.                                          $   6,867,846
            Oil & Gas Drilling - 0.8 %
    21,637  Diamond Offshore Drilling, Inc.                        $   1,852,127
            Total Energy                                           $   8,719,973
            Materials - 4.2 %
            Diversified Chemical - 2.9 %
    50,748  Dow Chemical Co.                                       $   2,263,868
    66,815  E.I. du Pont de Nemours and Co.                            3,285,294
    78,910  Olin Corp.                                                 1,352,517
                                                                   $   6,901,679
            Industrial Gases - 1.3 %
    41,551  Air Products & Chemicals, Inc.                         $   3,178,652
            Total Materials                                        $  10,080,331
            Capital Goods - 7.8 %
            Aerospace & Defense - 1.2 %
    43,570  United Technologies Corp.                              $   2,924,854
            Construction & Farm Machinery & Heavy Trucks - 2.7 %
    59,250  Deere & Co.                                            $   6,481,950
            Electrical Component & Equipment - 1.8 %
    90,062  Emerson Electric Co.                                   $   4,232,013
            Industrial Conglomerates - 2.1 %
    62,229  3M Co.                                                 $   5,150,694
            Total Capital Goods                                    $  18,789,511
            Commercial Services & Supplies - 1.4 %
            Commercial Printing - 1.4 %
    84,144  R.R. Donnelly & Sons Co.                               $   3,382,589
            Total Commercial Services & Supplies                   $   3,382,589
            Media - 1.4 %
            Movies & Entertainment - 1.4 %
   152,107  Regal Entertainment Group                              $   3,308,327
            Total Media                                            $   3,308,327
            Retailing - 2.0 %
            Department Stores - 2.0 %
   110,700  Federated Department Stores, Inc.                      $   4,861,944
            Total Retailing                                        $   4,861,944
            Food & Drug Retailing - 1.5 %
            Food Distributors - 1.5 %
   107,546  Sysco Corp.                                            $   3,521,056
            Total Food & Drug Retailing                            $   3,521,056
            Food, Beverage & Tobacco - 4.0 %
            Packaged Foods & Meats - 1.3 %
    52,428  H.J. Heinz Co., Inc.                                   $   2,469,883
    23,607  Kraft Foods, Inc.                                            790,126
                                                                   $   3,260,009
            Tobacco - 2.7 %
    95,471  Altria Group, Inc.                                     $   6,579,861
            Total Food, Beverage & Tobacco                         $   9,839,870
            Household & Personal Products - 1.2 %
            Household Products - 1.2 %
    46,639  Procter & Gamble Co.                                   $   2,999,354
            Total Household & Personal Products                    $   2,999,354
            Pharmaceuticals & Biotechnology - 8.3 %
            Pharmaceuticals - 8.3 %
    80,306  Eli Lilly & Co.                                        $   4,748,494
   121,405  Merck & Co., Inc.                                          6,245,073
    61,921  Pfizer, Inc.                                               1,638,430
   137,416  Schering-Plough Corp.                                      4,360,210
    80,257  Teva Pharmaceutical Industries, Ltd. (A.D.R.)              3,074,646
                                                                   $  20,066,853
            Total Pharmaceuticals & Biotechnology                  $  20,066,853
            Banks - 5.9 %
            Diversified Banks - 3.7 %
   193,486  U.S. Bancorp                                           $   6,646,244
    43,570  Wachovia Corp.                                             2,419,878
                                                                   $   9,066,122
            Thrifts & Mortgage Finance - 2.2 %
   132,079  Washington Mutual, Inc.                                $   5,544,676
            Total Banks                                            $  14,610,798
            Diversified Financials - 2.4 %
            Other Diversified Financial Services - 2.4 %
   114,287  Bank of America Corp.                                  $   5,817,208
            Total Diversified Financials                           $   5,817,208
            Real Estate - 3.8 %
            Office Real Estate Investment Trusts - 2.9 %
   164,668  Brandywine Realty Trust                                $   5,414,284
   123,906  HRPT Properties Trust                                      1,516,609
                                                                   $   6,930,893
            Specialized Real Estate Investment Trusts - 0.9 %
    48,882  Hospitality Properties Trust                           $   2,225,597
            Total Real Estate                                      $   9,156,490
            Software & Services - 0.8 %
            Systems Software - 0.8 %
    61,773  Microsoft Corp.                                        $   1,849,484
            Total Software & Services                              $   1,849,484
            Technology Hardware & Equipment - 2.3 %
            Communications Equipment - 2.3 %
   220,434  Nokia Corp. (A.D.R.)                                   $   5,565,959
            Total Technology Hardware & Equipment                  $   5,565,959
            Semiconductors - 0.6 %
            Semiconductors - 0.6 %
    73,167  Intel Corp.                                            $   1,573,091
            Total Semiconductors                                   $   1,573,091
            Telecommunication Services - 5.9 %
            Integrated Telecommunication Services - 5.9 %
   354,847  Citizens Utilities Co. (Class B) (b)                   $   5,524,968
   173,806  Verizon Communications, Inc.                               6,635,913
   148,999  Windstream Corp.                                           2,178,365
                                                                   $  14,339,246
            Total Telecommunication Services                       $  14,339,246
            Utilities - 2.9 %
            Gas Utilities - 2.9 %
   222,276  Atmos Energy Corp.                                     $   7,050,595
            Total Utilities                                        $   7,050,595
            TOTAL COMMON STOCKS                                    $ 145,532,679
            (Cost  $127,552,747)

            ASSET BACKED SECURITIES - 0.8 %
            Energy - 0.2 %
            Oil & Gas Equipment & Services - 0.1 %
   200,000  Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)   $     201,500
            Oil & Gas Exploration & Production - 0.1 %
   286,126  Gazprom International SA, 7.201%, 2/1/20 (144A)        $     302,579
            Total Energy                                           $     504,079
            Transportation - 0.0 %
            Airlines - 0.0 %
    11,134  Continential Airlines, 6.648%, 9/15/17                 $      11,552
            Total Transportation                                   $      11,552
            Food & Drug Retailing - 0.1 %
            Food Retail - 0.1 %
   200,000  Dominos Pizza Master Issuer LL, 7.629%, 4/25/37        $     200,000
            Total Food & Drug Retailing                            $     200,000
            Diversified Financials - 0.4 %
            Other Diversified Financial Services - 0.4 %
   286,686  Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)      $     287,105
   199,716  PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A      206,456
   386,945  Power Receivables Finance, 6.29%, 1/1/12 (144A)              390,698
                                                                   $     884,259
            Total Diversified Financials                           $     884,259
            Utilities - 0.1 %
            Electric Utilities - 0.1 %
   272,580  FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)    $     283,500
   158,400  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)              159,984
                                                                   $     443,484
            Total Utilities                                        $     443,484
            TOTAL ASSET BACKED SECURITIES                          $   2,043,374
            (Cost  $2,005,293)

            COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5 %
            Banks - 0.6 %
            Thrifts & Mortgage Finance - 0.6 %
   512,299  ABN Amro Mortgage Corp., 4.75%, 5/25/18                $     506,416
   650,530  SARM 2004-12 7A1, Floating Rate Note, 2/25/34                651,063
   350,000  T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)                   357,205
                                                                   $   1,514,684
            Total Banks                                            $   1,514,684
            Diversified Financials - 0.1 %
            Other Diversified Financial Services - 0.1 %
   140,000  Global Signal, 7.036%, 2/15/36 (144A)                  $     138,102
            Total Diversified Financials                           $     138,102
            Government - 1.8 %
            Government - 1.8 %
   493,376  Fannie Mae Benchmark Remic, 5.45%, 12/25/20            $     493,721
 1,766,277  Fannie Mae Benchmark Remic, 5.5%, 5/25/14                  1,770,398
   922,163  Fannie Mae Benchmark Remic, 6.0%, 6/25/16                    930,980
   115,229  Federal Home Loan Bank, 5.0%, 1/15/16                        114,691
   242,308  Federal Home Loan Mortgage Corp., 5.875%, 5/15/16            244,185
   278,679  Freddie Mac, 5.5%, 6/15/32                                   279,089
   551,780  Freddie Mac, 6.1%, 9/15/18                                   555,068
                                                                   $   4,388,132
            Total Government                                       $   4,388,132
            TOTAL COLLATERALIZED MORTGAGE OBLIBATIONS              $   6,040,918
            (Cost  $6,003,839)

            CORPORATE BONDS - 9.3 %
            Energy - 0.5 %
            Integrated Oil & Gas - 0.1 %
   160,000  Occidental Petroleum, 6.75%, 1/15/12                   $     171,435
    25,000  Petro-Canada, 4.0%, 7/15/13                                   23,075
    15,000  USX Corp., 6.85%, 3/1/08                                      15,166
                                                                   $     209,676
            Oil & Gas Equipment & Services - 0.2 %
 2,000,000  Sevan Marine, 9.0%, 3/31/08                            $     345,581
   200,000  Weatherford International, Inc., 6.625%, 11/15/11            209,485
                                                                   $     555,066
            Oil & Gas Exploration & Production - 0.1 %
    65,000  Pemex Project Funding Master, 9.125%, 10/13/10         $      72,930
   151,200  Ras Laffan Liq Natural Gas, 3.437%, 9/15/09 (144A)           148,737
    45,000  Southern Star Central Corp., 6.75%, 3/1/16                    45,225
                                                                   $     266,892
            Oil & Gas Refining & Marketing - 0.1 %
    90,000  Boardwalk Pipelines LLC, 5.5%, 2/1/17                  $      88,265
   200,000  Semco Energy, Inc., 7.125%, 5/15/08                          201,786
                                                                   $     290,051
            Total Energy                                           $   1,321,685
            Materials - 0.5 %
            Aluminum - 0.1 %
   150,000  Novelis, Inc., 7.25%, 2/15/15                          $     158,063
            Commodity Chemicals - 0.1 %
   300,000  Nova Chemicals, Ltd., 6.5%, 1/15/12                    $     288,000
            Diversified Metals & Mining - 0.2 %
   425,000  Inco, Ltd., 7.2%, 9/15/32                              $     468,472
            Fertilizers & Agricultural Chemicals - 0.0 %
    30,000  Potash Corp. Saskatchewan, 4.875%, 3/1/13              $      29,088
            Paper Products - 0.1 %
   150,000  Abitibi-Consolidated, Inc., 6.95%, 4/1/08              $     150,375
    28,000  MDP Acquistions, 9.625%, 10/1/12                              29,470
                                                                   $     179,845
            Total Materials                                        $   1,123,468
            Capital Goods - 1.2 %
            Aerospace & Defense - 0.2 %
    25,000  Boeing Co., 5.125%, 2/15/13                            $      25,004
   500,000  General Dynamics Corp., 4.5%, 8/15/10                        493,732
    80,000  Honeywell International, 7.5%, 3/1/10                         85,127
                                                                   $     603,863
            Electrical Component & Equipment - 0.1 %
   187,429  Orcal Geothermal, 6.21%, 12/30/20 (144A)               $     188,169
            Industrial Conglomerates - 0.6 %
 1,000,000  General Electric Capital Corp., 5.5%, 11/15/11         $   1,000,174
   145,000  General Electric Capital Corp., 6.125%, 2/22/11              150,170
   120,000  General Electric Capital Corp., 6.75%, 3/15/32               136,630
                                                                   $   1,286,974
            Trading Companies & Distributors - 0.3 %
   495,000  GATX  Corp., 5.5%, 2/15/12                             $     496,443
   300,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                   299,578
                                                                   $     796,021
            Total Capital Goods                                    $   2,875,027
            Transportation - 0.6 %
            Airlines - 0.4 %
 1,000,000  Southwest Airlines Co.                                 $     965,921
            Railroads - 0.2 %
   400,000  Union Pac Corp., 5.75%, 10/15/07                       $     400,447
            Total Transportation                                   $   1,366,368
            Automobiles & Components - 0.2 %
            Automobile Manufacturers - 0.2 %
    80,000  Ford Motor Co., 7.25%, 10/1/08                         $      80,400
   500,000  General Motors, 7.2%, 1/15/11 (b)                            477,500
                                                                   $     557,900
            Total Automobiles & Components                         $     557,900
            Consumer Services - 0.4 %
            Hotels, Resorts & Cruise Lines - 0.1 %
   250,000  Royal Caribbean Cruises, 7.25%, 6/15/16                $     259,070
            Restaurants - 0.3 %
   700,000  McDonalds Corp., 5.75%, 3/1/12                         $     717,898
            Total Consumer Services                                $     976,968
            Media - 0.7 %
            Broadcasting & Cable Television - 0.3 %
    80,000  Comcast Corp., 5.3%, 1/15/14                           $      79,327
   400,000  Cox Communications, 7.125%, 10/1/12                          431,978
   150,000  Cox Enterprises, 4.375%, 5/1/08 (144A)                       148,324
                                                                   $     659,629
            Media - 0.2 %
   500,000  Comcast Cable Corp., 6.75%, 1/30/11                    $     526,756
            Publishing - 0.2 %
   512,000  News America, Inc., 7.3%, 4/30/28                      $     557,286
            Total Media                                            $   1,743,671
            Retailing - 0.4 %
            General Merchandise Stores - 0.2 %
   500,000  Target Corp., 5.875%, 3/1/12                           $     516,445
            Specialty Stores - 0.2 %
   430,000  Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15   $     436,827
            Total Retailing                                        $     953,272
            Food, Beverage & Tobacco - 0.2 %
            Brewers - 0.0 %
    35,000  Miller Brewing Co., 5.5%, 8/15/13 (144A)               $      35,136
            Packaged Foods & Meats - 0.2 %
   335,000  Unilever Capital Corp., 7.125%, 11/1/10                $     355,649
            Soft Drinks - 0.0 %
    35,000  Bottling Group LLC, 5.0%, 11/15/13                     $      34,469
            Total Food, Beverage & Tobacco                         $     425,254
            Banks - 0.4 %
            Diversified Banks - 0.2 %
   250,000  Kazkommerts International BV, 8.0%, 11/3/15            $     252,500
   225,000  National Westminster, 7.375%, 10/1/09                        235,981
                                                                   $     488,481
            Regional Banks - 0.2 %
   500,000  Branch Banking & Trust Co., 4.875%, 1/15/13            $     490,621
            Total Banks                                            $     979,102
            Diversified Financials - 0.9 %
            Asset Management & Custody Banks - 0.4 %
 1,000,000  Northern Trust Co., 7.1%, 8/1/09                       $   1,040,951
            Consumer Finance - 0.2 %
   250,000  SLM Corp., Floating Rate Note, 4/18/08                 $     248,808
   265,000  SLM Corp., Floating Rate Note, 7/25/14                       214,650
                                                                   $     463,458
            Other Diversified Financial Services - 0.1 %
   300,000  Brascan Corp., 5.75%, 3/1/10                           $     304,388
            Specialized Finance - 0.2 %
   300,000  NSG Holdings LLC, 7.75%, 12/15/25 (144A)               $     315,750
            Total Diversified Financials                           $   2,124,547
            Insurance - 1.3 %
            Life & Health Insurance - 0.2 %
   500,000  Protective Life, 4.0%, 10/7/09                         $     487,139
            Multi-Line Insurance - 0.3 %
   100,000  Hanover Insurance Group, 7.625%, 10/15/25              $     107,780
   480,000  Liberty Mutual Group, 7.0%, 3/15/37 (144A)                   482,308
   200,000  Loew Corp., 5.25%, 3/15/16                                   196,377
                                                                   $     786,465
            Property & Casualty Insurance - 0.7 %
 1,000,000  Berkshire Hathway, Inc., 3.375%, 10/15/08              $     975,653
   280,000  Kingsway America, Inc., 7.5%, 2/1/14                         289,742
   500,000  Ohio Casualty Corp., 7.3%, 6/15/14                           532,097
                                                                   $   1,797,492
            Reinsurance - 0.1 %
   100,000  Platinum Underwriters HD, 7.5%, 6/1/17                 $     105,937
            Total Insurance                                        $   3,177,033
            Real Estate - 0.6 %
            Real Estate Investment Trusts - 0.6 %
   400,000  Colonial Reality LP, 6.15%, 4/15/13                    $     412,471
   700,000  Health Care REIT, Inc., 6.2%, 6/1/16                         713,843
   250,000  Trustreet Properties Inc., 7.5%, 4/1/15                      272,477
   100,000  Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)           104,000
                                                                   $   1,502,791
            Total Real Estate                                      $   1,502,791
            Technology Hardware & Equipment - 0.7 %
            Computer Hardware - 0.7 %
 1,000,000  International Business Machines, 7.5%, 6/15/13         $   1,124,319
   500,000  NCR Corp., 7.125%, 6/15/09                                   513,977
                                                                   $   1,638,296
            Total Technology Hardware & Equipment                  $   1,638,296
            Telecommunication Services - 0.2 %
            Integrated Telecommunication Services - 0.2 %
   250,000  Telecom Italia Capital, 4.875%, 10/1/10                $     246,834
   300,000  Telecom Italia Capital, 5.25%, 11/15/13                      293,833
                                                                   $     540,667
            Total Telecommunication Services                       $     540,667
            Utilities - 0.5 %
            Electric Utilities - 0.3 %
   500,000  Alabama Power Co., 3.5%, 11/15/07                      $     495,194
   225,000  Entergy Gulf States, 5.7%, 6/1/15                            221,808
                                                                   $     717,002
            Independent Power Producer & Energy Traders - 0.2 %
   500,000  Duke Energy Corp., 6.25%, 1/15/12                      $     522,316
            Total Utilities                                        $   1,239,318
            TOTAL CORPORATE BONDS                                  $  22,545,367
            (Cost  $22,439,480)

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.1 %
 1,500,000  Fannie Mae, 4.625%, 10/15/14                           $   1,472,771
   100,000  Fannie Mae, 5.24%, 8/7/18                                     99,673
   250,000  Federal Farm Credit Bank, 4.875%, 1/17/17                    247,674
    65,000  Federal Home Loan Bank, 3.875%, 6/14/13                       61,598
 1,365,750  Federal Home Loan Bank, 5.27%, 12/28/12                    1,375,447
 1,119,337  Federal Home Loan Bank, 5.5%, 9/15/36                      1,118,780
    94,958  Federal Home Loan Bank, 6.0%, 4/15/32                         97,180
 1,189,212  Federal Home Loan Mortgage Corp., 4.5%, 8/1/20             1,153,723
   695,092  Federal Home Loan Mortgage Corp., 4.5%, 12/1/20              673,305
   453,113  Federal Home Loan Mortgage Corp., 5.0%, 4/1/34               438,726
   791,851  Federal Home Loan Mortgage Corp., 5.0%, 11/1/34              766,709
   618,648  Federal Home Loan Mortgage Corp., 5.101%, 11/1/35            620,954
   296,833  Federal Home Loan Mortgage Corp., 5.5%, 10/1/16              298,157
   507,421  Federal Home Loan Mortgage Corp., 5.5%, 9/1/17               509,442
   234,885  Federal Home Loan Mortgage Corp., 5.5%, 12/1/18              236,281
   332,219  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34              329,209
   894,342  Federal Home Loan Mortgage Corp., 5.5%, 12/1/34              886,239
   579,482  Federal Home Loan Mortgage Corp., 5.5%, 12/1/35              573,770
   172,778  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33               175,185
   138,078  Federal Home Loan Mortgage Corp., 6.0%, 4/1/33               140,001
   291,837  Federal Home Loan Mortgage Corp., 6.0%, 5/1/33               295,563
   495,108  Federal Home Loan Mortgage Corp., 6.0%, 5/1/36               499,570
   164,388  Federal Home Loan Mortgage Corp., 6.0%, 6/1/34               166,173
   500,000  Federal Home Loan Mortgage Corp., 6.0%, 8/1/16               516,055
   132,093  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33              136,346
    26,550  Federal Home Loan Mortgage Corp., 6.5%, 11/1/33               27,343
    37,558  Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                37,912
   259,675  Federal Home Loan Mortgage Corp., 6.5%, 5/1/32               267,599
   498,899  Federal Home Loan Mortgage Corp., 7.0%, 10/1/46              516,560
 1,000,000  Federal Home Loan Mortgage Corp., Floating Rate Note, 7    1,000,001
   500,000  Federal National Mortgage Association, 4.375%, 9/7/07        498,506
   531,821  Federal National Mortgage Association, 4.5%, 11/1/20         515,010
   103,452  Federal National Mortgage Association, 4.78%, 12/1/12        102,431
 1,007,578  Federal National Mortgage Association, 4.905%, 12/1/36     1,000,340
   136,511  Federal National Mortgage Association, 5.0%, 12/1/17         134,987
   118,305  Federal National Mortgage Association, 5.0%, 3/1/33          114,582
   937,384  Federal National Mortgage Association, 5.0%, 4/1/17          926,918
   309,255  Federal National Mortgage Association, 5.0%, 5/1/18          305,788
   458,442  Federal National Mortgage Association, 5.0%, 6/1/34          443,755
   350,000  Federal National Mortgage Association, 5.2%, 11/8/10         349,678
 1,017,631  Federal National Mortgage Association, 5.5%, 10/1/35       1,007,642
   529,959  Federal National Mortgage Association, 5.5%, 10/1/35         524,757
   449,507  Federal National Mortgage Association, 5.5%, 11/1/16         451,508
   474,178  Federal National Mortgage Association, 5.5%, 11/1/16         476,290
   683,207  Federal National Mortgage Association, 5.5%, 11/1/17         685,904
   480,419  Federal National Mortgage Association, 5.5%, 11/1/33         476,351
   233,343  Federal National Mortgage Association, 5.5%, 12/1/34         231,218
 1,418,900  Federal National Mortgage Association, 5.5%, 12/1/35       1,404,972
   678,436  Federal National Mortgage Association, 5.5%, 12/1/35         671,776
   883,145  Federal National Mortgage Association, 5.5%, 12/1/35         874,476
   444,446  Federal National Mortgage Association, 5.5%, 2/1/17          446,425
    68,345  Federal National Mortgage Association, 5.5%, 2/1/18           68,698
   101,415  Federal National Mortgage Association, 5.5%, 3/1/34          100,491
   274,614  Federal National Mortgage Association, 5.5%, 4/1/34          272,113
    42,980  Federal National Mortgage Association, 5.5%, 7/1/23           42,837
   201,870  Federal National Mortgage Association, 5.5%, 8/1/14          203,181
    45,352  Federal National Mortgage Association, 5.5%, 9/1/17           45,531
    33,867  Federal National Mortgage Association, 6.0%, 1/1/29           34,397
     7,159  Federal National Mortgage Association, 6.0%, 1/1/29            7,339
   198,152  Federal National Mortgage Association, 6.0%, 1/1/33          200,807
   287,461  Federal National Mortgage Association, 6.0%, 12/1/33         290,931
   233,622  Federal National Mortgage Association, 6.0%, 2/1/33          236,443
    30,075  Federal National Mortgage Association, 6.0%, 3/1/33           30,438
 1,274,769  Federal National Mortgage Association, 6.0%, 7/1/36        1,284,696
   991,987  Federal National Mortgage Association, 6.0%, 7/1/36          999,712
    37,770  Federal National Mortgage Association, 6.0%, 8/1/32           38,276
 1,200,125  Federal National Mortgage Association, 6.0%, 8/1/36        1,209,471
    13,199  Federal National Mortgage Association, 6.0%, 9/1/29           13,401
 1,260,000  Federal National Mortgage Association, 6.125%, 3/15/12     1,329,513
    41,301  Federal National Mortgage Association, 6.5%, 10/1/32          42,561
   137,693  Federal National Mortgage Association, 6.5%, 12/1/21         142,509
   105,073  Federal National Mortgage Association, 6.5%, 4/1/29          108,539
    39,896  Federal National Mortgage Association, 6.5%, 7/1/29           41,188
   215,619  Federal National Mortgage Association, 6.5%, 7/1/32          222,199
   128,436  Federal National Mortgage Association, 6.5%, 9/1/32          132,824
   673,567  Federal National Mortgage Association, 7.0%, 1/1/36          695,727
   219,562  Federal National Mortgage Association, 7.0%, 10/1/19         230,411
    10,180  Federal National Mortgage Association, 7.0%, 3/1/12           10,473
       742  Federal National Mortgage Association, 8.0%, 1/1/31              785
     4,043  Federal National Mortgage Association, 8.0%, 10/1/30           4,277
    10,021  Federal National Mortgage Association, 8.0%, 2/1/29           10,629
     1,773  Federal National Mortgage Association, 8.0%, 2/1/30            1,884
    22,290  Federal National Mortgage Association, 8.0%, 3/1/31           23,690
     4,873  Federal National Mortgage Association, 8.0%, 4/1/20            5,156
     1,757  Federal National Mortgage Association, 8.0%, 4/1/30            1,859
     1,683  Federal National Mortgage Association, 8.0%, 5/1/31            1,780
     1,829  Federal National Mortgage Association, 8.0%, 7/1/30            1,934
    21,535  Federal National Mortgage Association, 9.0%, 4/1/33           22,759
   112,259  Government National Mortgage Association, 4.5%, 1/15/35      106,314
   174,317  Government National Mortgage Association, 4.5%, 4/15/35      165,086
   982,915  Government National Mortgage Association, 4.5%, 4/20/36      926,296
   605,325  Government National Mortgage Association, 5.0%, 10/15/3      589,310
   248,340  Government National Mortgage Association, 5.0%, 4/15/34      241,797
   166,783  Government National Mortgage Association, 5.5%, 10/15/3      166,116
   218,085  Government National Mortgage Association, 5.5%, 12/15/3      217,130
   421,699  Government National Mortgage Association, 5.5%, 2/15/35      419,689
   599,344  Government National Mortgage Association, 5.5%, 3/15/37      596,096
   961,186  Government National Mortgage Association, 5.5%, 4/15/36      956,103
   375,187  Government National Mortgage Association, 5.5%, 8/15/17      377,336
   333,571  Government National Mortgage Association, 5.5%, 8/15/19      335,277
   100,177  Government National Mortgage Association, 5.5%, 8/15/33       99,776
   468,394  Government National Mortgage Association, 5.5%, 8/15/33      466,518
   339,447  Government National Mortgage Association, 5.5%, 8/15/33      338,087
    88,544  Government National Mortgage Association, 5.5%, 9/15/33       88,270
   172,737  Government National Mortgage Association, 6.0%, 10/15/3      175,478
   356,354  Government National Mortgage Association, 6.0%, 12/15/3      362,008
     4,034  Government National Mortgage Association, 6.0%, 4/15/14        4,099
   443,232  Government National Mortgage Association, 6.0%, 6/15/33      450,264
 1,125,421  Government National Mortgage Association, 6.0%, 6/15/36    1,140,829
    12,943  Government National Mortgage Association, 6.0%, 8/15/13       13,150
   585,387  Government National Mortgage Association, 6.0%, 8/15/34      594,065
   476,516  Government National Mortgage Association, 6.0%, 9/15/28      484,884
   856,340  Government National Mortgage Association, 6.0%, 9/15/33      869,925
   226,144  Government National Mortgage Association, 6.0%, 9/15/34      229,497
   151,264  Government National Mortgage Association, 6.5%, 10/15/2      156,263
   321,901  Government National Mortgage Association, 6.5%, 11/20/2      332,238
   208,612  Government National Mortgage Association, 6.5%, 12/15/3      215,360
   258,754  Government National Mortgage Association, 6.5%, 5/15/31      267,144
   108,231  Government National Mortgage Association, 6.5%, 5/15/33      111,605
   208,697  Government National Mortgage Association, 6.5%, 6/15/32      215,401
   448,684  Government National Mortgage Association, 6.5%, 7/15/32      463,099
     8,591  Government National Mortgage Association, 7.0%, 4/15/28        9,016
     2,316  Government National Mortgage Association, 7.0%, 8/15/28        2,431
     7,088  Government National Mortgage Association, 7.5%, 1/15/30        7,427
    10,879  Government National Mortgage Association, 7.5%, 9/20/29       11,359
     3,343  Government National Mortgage Association, 7.75%, 11/15/        3,540
    29,180  Government National Mortgage Association, 8.0%, 2/15/30       31,091
   306,929  Government National Mortgage Association II, 5.5%, 2/20      305,010
   360,868  Government National Mortgage Association II, 6.0%, 10/2      367,195
   200,000  U.S. Treasury Bonds, 4.0%, 2/15/14                           193,445
 2,500,000  U.S. Treasury Bonds, 4.25%, 11/15/13                       2,458,796
   720,000  U.S. Treasury Bonds, 5.25%, 11/15/28                         754,932
   800,000  U.S. Treasury Bonds, 6.0%, 2/15/26                           908,313
 2,525,000  U.S. Treasury Bonds, 6.25%, 8/15/23                        2,926,836
   100,000  U.S. Treasury Bonds, 7.125%, 2/15/23                         124,617
 1,000,000  U.S. Treasury Bonds, 7.25%, 8/15/22                        1,255,625
    62,762  U.S. Treasury Inflation Notes, 1.875%, 7/15/15                61,416
   458,340  U.S. Treasury Inflation Protected Security, 3.375%, 1/1      486,449
   175,353  U.S. Treasury Inflation Protected Security, 3.5%, 1/15/      185,114
   800,000  U.S. Treasury Notes, 4.125%, 5/15/15                         774,594
   300,000  U.S. Treasury Notes, 4.25%, 11/15/14                         293,625
   400,000  U.S. Treasury Notes, 4.25%, 8/15/15                          390,125
   500,000  U.S. Treasury Notes, 4.75%, 11/15/08                         500,078
   500,000  U.S. Treasury Notes, 4.75%, 5/15/14                          505,371
   360,000  U.S. Treasury Notes, 5.375%, 2/15/31                         385,594
   595,000  U.S. Treasury Notes, 5.5%, 8/15/28                           642,739
   300,000  U.S. Treasury Notes, 7.5%, 11/15/16                          365,051
   200,000  U.S. Treasury Strip, 0.0%, 11/15/15                          134,734
                                                                   $  60,749,752
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS               $  60,749,752
            (Cost  $60,366,170)
Shares
            TEMPORARY CASH INVESTMENTS - 0.0 %
            Security Lending Collateral - 0.0 %
     1,509  Security Lending Investment Fund, 5.22%                $       1,509
            TOTAL TEMPORARY CASH INVESTMENT                        $       1,509
            (Cost  $1,509)
            TOTAL INVESTMENT IN SECURITIES - 99.1 %                $ 240,202,985
            (Cost  $221,428,200) (a)
            OTHER ASSETS AND LIABILITIES - 0.9 %                   $   2,165,261
            TOTAL NET ASSETS - 100.0 %                             $ 242,368,246

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
            At April 30, 2007, the value of these securities amounted to $4,049,131 or 1.7% of total net assets.

      (a) At April 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $221,786,510 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost        $ 20,419,887

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value          (2,003,412)

            Net unrealized gain                                    $ 18,416,475

      (b)   At April 30, 2007, the following security was out on loan:

  Shares                           Security                            Value
       94   Citizens Utilities Co. (Class B)                       $      1,463


                   Pioneer Institutional Money Market Fund
                   Schedule of Investments  4/30/07 (unaudited)

Principal   Floating
Amount       Rate (b)                                                  Value
                   COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
                   Banks - 1.0 %
                   Thrifts & Mortgage Finance - 1.0 %
   6,147,965 5.32  Federal Home Loan Mortgage, Corp., Multifamily VR$6,147,965
                   Total Banks
                   (Cost  $6,147,965)                               $6,147,965
                   CORPORATE BONDS - 38.4 %
                   Capital Goods - 1.7 %
                   Industrial Conglomerates - 1.6 %
     500,000 5.45  GE Capital Corp., FRN, 10/17/07                  $  500,000
   9,500,000 5.41  General Electric Capital Corp., 1/3/08            9,500,000
                                                                    $10,000,000
                   Total Capital Goods                              $10,000,000
                   Banks - 12.2 %
                   Diversified Banks - 12.2 %
   3,900,000 5.48  Banco Bilbao Vizcaya PR, FRN, 9/21/07 (144A)     $3,900,000
   3,000,000 5.30  Bank of Ireland, FRN, 1/18/08 (144A)              3,000,000
  18,500,000 5.31  BNP Paribas, FRN, 3/26/08 (144A)                  18,500,000
   5,000,000 5.33  Credit Agricole, FRN, 4/23/07 (144A)              5,000,000
   4,120,000 5.32  RaboBank Nederland, FRN, 3/14/08                  4,120,000
   1,945,000 5.32  ROYAL BANK OF CA, FRN, 3/20/08                    1,945,000
   7,380,000 5.36  Royal Bank of Scotland Plc, FRN, 4/11/08 (144A)   7,380,000
   3,720,000 5.26  US Bank NA, FRN, 2/8/08                           3,720,000
   1,000,000 5.42  Wachovia Corp., FRN, 6/14/07                      1,000,000
   5,235,000 5.44  Wachovia Corp., FRN,  7/20/07                     5,235,000
   1,185,000 5.43  Wachovia Corp., FRN, 11/8/07                      1,185,000
   3,800,000 5.28  Wells Fargo & Co., FRN, 4/18/07                   3,800,000
  10,000,000 5.41  Wells Fargo & Co., FRN, 9/28/07                   10,000,000
   4,175,000 5.30  Westpac Banking, FRN, 12/6/07                     4,175,000
                                                                    $72,960,000
                   Total Banks                                      $72,960,000
                   Diversified Financials - 21.8 %
                   Consumer Finance - 3.8 %
   5,000,000 5.29  American Express, FRN, 03/20/08                  $5,000,000
     200,000 5.40  American Express, FRN, 11/21/07                     200,000
     400,000 5.42  American Express, FRN, 3/5/08                       400,000
   8,000,000 5.41  American Express, FRN, 7/19/07                    8,000,000
   4,110,000 5.40  HSBC Finance Corp., FRN, 5/10/07                  4,110,000
   2,570,000 5.40  HSBC Finance Corp., FRN, 6/1/07                   2,570,000
   2,770,000 5.33  SLM Corp., FRN, 4/18/08                           2,770,000
                                                                    $23,050,000
                   Diversified Capital Markets - 0.3 %
   1,645,000       Credit Suisse First Boston, 5.4%, 12/21/07       $1,645,000
                   Investment Banking & Brokerage - 8.8 %
   2,900,000 5.95  Bear Stearns Co., Variable Rate, 9/27/07         $2,900,000
  10,475,000 5.48  Goldman Sachs Group, Inc., FRN, 10/5/07           10,475,000
   1,000,000 5.79  Goldman Sachs Group, Inc., FRN, 2/26/08           1,000,000
   5,000,000 5.47  Goldman Sachs Group, Inc., FRN, 7/2/07            5,000,000
   2,000,000 5.48  Merrill Lynch & Co., FRN, 7/9/07                  2,000,000
   4,000,000 5.30  Merrill Lynch & Co., Inc., FRN, 3/24/08           4,000,000
   3,100,000 5.39  Merrill Lynch & Co., Inc., FRN, 02/14/08          3,100,000
   1,000,000 5.48  Merrill Lynch & Co., Inc., FRN, 10/19/07          1,000,000
   1,500,000 5.33  Merrill Lynch & Co., Inc., FRN, 3/14/08           1,500,000
   5,500,000 5.57  Merrill Lynch & Co., Inc., FRN, 7/11/07           5,500,000
   3,050,000 5.48  Morgan Stanley, FRN, 01/18/08                     3,050,000
   6,300,000 5.49  Morgan Stanley, FRN, 11/9/07                      6,300,000
   6,750,000 5.39  Morgan Stanley, FRN, 4/25/08                      6,750,000
                                                                    $52,575,000
                   Multi-Sector Holding - 1.1 %
   6,370,000 5.29  Syenska Handelsbanken AB, 5.29% 3/13/07          $6,370,000
                   Diversified Financial Services - 6.5 %
   4,400,000 5.32  Bank of America Corp., FRN, 5/15/07              $4,400,000
   6,500,000       Bank One Corp., 7.125%, 5/15/07                   6,500,000
   3,080,000 5.36  Caterpillar Financial Services, FRN, 04/17/08     3,080,000
   7,500,000 5.37  Citigroup Global Markets, FRN, 3/7/08             7,500,000
   6,620,000 5.42  Citigroup, Inc., FRN, 11/1/07                     6,620,000
   3,500,000 5.45  GE Capital Corp., FRN, 7/9/07                     3,500,000
   3,600,000 5.43  JP Morgan Chase & Co., FRN, 1/25/08               3,600,000
   3,520,000 5.79  MBNA Corp., FRN, 5/5/08                           3,520,000
                                                                    $38,720,000
                   Specialized Finance - 1.3 %
   6,140,000 5.58  CIT Group, Inc., FRN, 5/18/07                    $6,140,000
   1,725,000 5.58  Citigroup, Inc., FRN, 9/20/07                     1,725,000
                                                                    $7,865,000
                   Total Diversified Financials                     $130,225,000
                   Insurance - 2.7 %
                   Life & Health Insurance - 2.4 %
   2,000,000 5.43  Met Life Global Funding I, FRN, 2/28/08 (144A)   $2,000,000
  10,240,000 5.34  Met Life, Inc., FRN, 11/9/07                      10,240,000
   2,065,000 5.42  Met Life, Inc., FRN, 10/5/07                      2,065,000
                                                                    $14,305,000
                   Multi-Line Insurance - 0.3 %
   2,030,000 5.48  American General Finance, FRN, 01/18/08          $2,030,000
                   Total Insurance                                  $16,335,000
                   TOTAL CORPORATE BONDS
                   (Cost  $229,520,000)                             $229,520,000
                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8 %
                   Banks - 0.8 %
                   Thrifts & Mortgage Finance - 0.8 %
   1,485,000       Federal National Mortgage Association, 5.3%, 1/8/$1,485,000
   3,235,000       Freddie Mac, 5.35%, 12/19/07                      3,235,000
                                                                    $4,720,000
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost  $4,720,000)                               $4,720,000
                   MUNICIPAL BONDS - 2.8 %
                   Miscellaneous - 0.6 %
                   Miscellaneous
   3,770,000 5.30  Iowa Finance Authority, Revenue, FRN, 7/1/37     $3,770,000
                   Miscellaneous                                    $3,770,000
                   Government - 2.2 %
                   Government - 1.7 %
   2,320,000 5.32  Mississippi State Series B General, FRN, 11/1/28 $2,320,000
   1,390,000 5.37  Southern Ute Indian Tribe, FRN, 1/1/27            1,390,000
   2,080,000 5.31  Texas State Tax & Revenue Anticipation, FRN, 12/1 2,080,000
   4,090,000 5.31  Texas State Var-Ref-Taxable, FRN, 12/1/26         4,090,000
                                                                    $9,880,000
                   Municipal  Medical - 0.5 %
   3,000,000 5.35  Massachusetts Health & Educational Facilities, FR$3,000,000
                   TOTAL MUNICIPAL BONDS
                   (Cost  $16,650,000)                              $16,650,000

                   TEMPORARY CASH INVESTMENTS - 57.8 %
                   Commercial Paper - 57.8 %
   2,990,000       Abbey National Plc, 5.07%, 10/2/07               $2,990,000
   6,000,000       Abbey National Plc, 5.225%, 6/1/07                6,000,000
   3,050,000       Abbey National Treasury Services, 5.27%,  8/23/07 3,050,000
   3,000,000       Alliance & Leicester Plc, 5.21%, 8/28/07 (144A)   3,000,000
   3,000,000       Banco Bilbao Vizcaya, 5.25%, 7/23/07 (144A)       3,000,000
   6,000,000       Banco Bilbao Vizcaya, 5.26%, 5/21/07 (144A)       6,000,000
   3,000,000       Banco Bilbao Vizcaya, 5.26%, 6/15/07 (144A)       3,000,000
  12,000,000       Banco Bilbao Vizcaya, 5.32%, 5/1/07 (144A)        12,000,000
   6,000,000       Bank of America Corp., 5.17%, 9/5/07              6,000,000
   3,346,000       Bank of America Corp., 5.20%, 6/5/07              3,346,000
   6,200,000       Bank of America Corp., 5.21%, 8/7/07              6,200,000
   2,285,000       Bank of America Corp., 5.24%, 5/1/07              2,285,000
   1,985,000       Bank of America Corp., 5.24%, 7/05/07             1,985,000
   5,900,000       Bank of Ireland, 5.17%, 10/12/07 (144A)           5,900,000
   1,500,000       Bank of Ireland, 5.23%, 5/1/07 (144A)             1,500,000
   1,510,000       Bank of Ireland, 5.26%, 5/2/07 (144A)             1,510,000
   6,000,000       Barclays Bank Plc, 5.3%, 7/26/07                  6,000,000
   6,000,000       Barclays Bank Plc, 5.305%, 7/27/07                6,000,000
   5,400,000       BNP Paribas Financial, Inc., 5.22%, 7/6/07        5,400,000
   3,000,000       Caterpillar Financial Services, 5.26%, 7/12/07    3,000,000
   5,300,000       Citibank NA, 5.295%,  6/28/07                     5,300,000
   3,170,000       Citibank NA, 5.31%,  6/4/07                       3,170,000
   6,000,000       Danske Corp., 5.14%, 9/4/07 (144A)                6,000,000
   3,200,000       Depfa Bank Plc, 5.285%, 5/31/07                   3,200,000
  10,000,000       Depfa Bank Plc, 5.19%, 5/1/07 (144A)              10,000,000
  10,000,000       Depfa Bank Plc, 5.225%, 6/8/07 (144A)             10,000,000
   6,000,000       Depfa Bank Plc, 5.235%, 7/26/07 (144A)            6,000,000
   6,120,000       Deutsche Bank, 5.31%, 10/10/07                    6,120,000
   3,230,000       Deutsche Bank, 5.34%, 4/14/08                     3,230,000
   5,555,000       Deutsche Bank, 5.37%, 10/12/07                    5,555,000
   2,750,000       Deutsche Bank, 5.4%, 1/9/08                       2,750,000
   3,030,000       Deutsche Bank Financial LLC., 5.26%, 5/17/07      3,030,000
   3,000,000       Dresner U.S. Finance, Inc., 5.23%, 6/12/07        3,000,000
   5,600,000       Dresner U.S. Finance, Inc., 5.205%, 8/21/07       5,600,000
  10,500,000       Federal Home Loan Bank, 0%, 5/1/07                10,500,000
   6,000,000       Fortis Banque Luxemburg, 5.225%, 5/29/07          6,000,000
   6,000,000       General Electric Capital Corp., 5.19%, 8/20/07    6,000,000
   6,000,000       HBOS Treasury Services Plc, 5.22%, 7/26/07        6,000,000
   6,050,000       HBOS Treasury Services Plc, 5.235%, 5/2/07        6,050,000
   3,000,000       HBOS Treasury Services Plc, 5.24%, 5/1/07         3,000,000
   1,760,000       ING Funding LLC, 5.25%, 6/15/07                   1,760,000
   9,160,000       National Rural Utilities, 5.27%, 5/11/07          9,160,000
   5,000,000       Nordea North America, Inc., 5.21%, 6/11/07        5,000,000
   9,000,000       Nordea North America, Inc., 5.235%, 7/13/07       9,000,000
  21,000,000       Rabobank USA Financial Corp., 5.27%, 5/2/07       21,000,000
  25,000,000       Rabobank USA Financial Corp., 5.29%, 5/1/07       25,000,000
   3,360,000       Royal Bank of Scotland Plc, 5.235%, 6/8/07        3,360,000
   6,000,000       Societe Generale, 5.155%, 06/8/07                 6,000,000
   2,030,000       Societe Generale, 5.22%, 5/8/07                   2,030,000
   2,035,000       Societe Generale, 5.22%, 5/9/07                   2,035,000
  12,000,000       Societe Generale, 5.30%, 5/1/07                   12,000,000
   3,055,000       Svenska Handelsbank, 5.23%, 7/10/07               3,055,000
   2,035,000       Svenska Handelsbank, 5.24%, 6/22/07               2,035,000
   6,000,000       Toyota Motor Credit Corp., 5.09%, 11/23/07        6,000,000
   6,170,000       Toyota Motor Credit Corp., 5.195%, 8/13/07        6,170,000
   2,300,000       UBS Finance LLC, 5.19%, 8/1/07                    2,300,000
   6,000,000       UBS Finance LLC, 5.19%, 8/10/07                   6,000,000
     300,000       UBS Finance LLC, 5.23%, 7/9/07                      300,000
   3,000,000       UBS Finance LLC, 5.235%, 7/19/07                  3,000,000
   6,700,000       UBS Finance LLC, 5.16%, 6/4/07                    6,700,000
   6,000,000       Westpac Banking Corp., 5.185%, 8/16/07 (144A)     6,000,000
   6,000,000       Westpac Banking Corp., 5.2%, 8/1/07 (144A)        6,000,000
   3,030,000       Westpac Banking Corp., 5.215%, 7/11/07 (144A)     3,030,000
                                                                    $345,606,000
                   TOTAL COMMERCIAL PAPER
                   (Cost  $345,606,000)                             $345,606,000
                   TAX EXEMPT MONEY MARKET MUTUAL FUND - 3.1 %
  18,561,659 5.20  BlackRock Liquidity Funds TempCash Portfolio     $18,561,659
                   TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
                   (Cost  $18,561,659)                              $18,561,659
                   TOTAL INVESTMENT IN SECURITIES - 104.0%
                   (Cost  $621,205,624) (a)                         $621,205,624
                   OTHER ASSETS AND LIABILITIES - 4.0%
$(23,785,126)
                   TOTAL NET ASSETS - 100.0%                        $597,420,498

              144A Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                   Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2007, the value of these securities amounted to $122,720,000 or 20.5% of total net assets.

               (a) At April 31, 2007, the cost for federal income tax purposes was $621,205,624.

               (b) Debt obligation initially isssued at one coiupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

          Pioneer International Core Equity Fund
          Schedule of Investments  4/30/07 (unaudited)

 Shares                                                          Value
          Preferred Stocks - 1.4 %
          Automobiles & Components - 0.7 %
          Automobile Manufacturers - 0.7 %
 1,726    Porsche AG                                           $2,893,651
          Total Automobiles & Components                       $2,893,651
          Utilities - 0.7 %
          Multi-Utilities - 0.7 %
 29,941   RWE AG                                               $2,938,454
          Total Utilities                                      $2,938,454
          TOTAL PREFERRED STOCKS
          (Cost  $4,990,097)                                   $5,832,105

          Common Stocks - 98.0 %
          Energy - 8.5 %
          Integrated Oil & Gas - 7.0 %
105,525   Gazprom  (A.D.R.) *                                  $4,205,171
 53,076   Lukoil Holding (A.D.R.)                               4,155,851
 52,710   Petrobras Brasileiro (A.D.R.)                         4,702,786
 13,900   Petroplus Holdings                                    1,157,743
113,787   Repsol SA                                             3,734,323
222,679   Royal Dutch Shell Plc                                 8,501,803
140,600   Statoil ASA * (b)                                     3,950,603
                                                               $30,408,280
          Oil & Gas Equipment & Services - 0.6 %
 32,111   Technip (b)                                          $2,508,154
          Oil & Gas Exploration & Production - 0.9 %
4,063,500 CNOOC, Ltd.                                          $3,489,495
          Oil & Gas Refining & Marketing - 0.0 %
          Total Energy                                         $36,405,929
          Materials - 8.2 %
          Commodity Chemicals - 0.3 %
147,000   Asahi Kasei Corp. *                                  $1,030,852
          Construction Materials - 2.3 %
 57,106   CRH Plc                                              $2,500,441
 52,845   Holcim, Ltd.                                          5,650,564
 8,356    Lafarge                                               1,739,014
                                                               $9,890,019
          Diversified Chemical - 0.7 %
834,100   UBE Industries, Ltd. *                               $2,638,970
          Diversified Metals & Mining - 3.5 %
284,533   Broken Hill Proprietary Co., Ltd.                    $6,950,215
 72,595   Freeport-McMoRan Copper & Gold, Inc. (Class B)        4,875,480
 42,575   Rio Tinto Plc                                         2,584,152
                                                               $14,409,847
          Steel - 1.4 %
126,366   Companhia Vale do Rio Doce (A.D.R.)                  $4,320,454
309,000   Godo Steel, Ltd. *                                    1,518,027
                                                               $5,838,481
          Total Materials                                      $33,808,169
          Capital Goods - 14.4 %
          Building Products - 0.5 %
 19,922   Compagnie de Saint Gobain                            $2,120,042
          Construction & Engineering - 0.4 %
 77,900   Chiyoda Corp. *                                      $1,788,378
          Construction & Farm Machinery & Heavy Trucks - 3.9 %
121,500   Daewoo Heavy Industries & Machinery, Ltd.            $4,912,752
 24,236   Hyundai Heavy Industries *                            6,145,224
195,900   Komatsu, Ltd. *                                       4,644,120
                                                               $15,702,096
          Electrical Component & Equipment - 1.7 %
 22,777   Schneider Electric SA (b)                            $3,210,078
258,100   Sumitomo Electric, Inc.                               3,658,886
                                                               $6,868,964
          Industrial Conglomerates - 3.5 %
383,900   Keppel Corp.                                         $5,354,932
328,500   Hutchinson Whampoa, Ltd..                             3,160,004
 45,171   Siemens                                               5,457,380
                                                               $13,972,316
          Industrial Machinery - 2.1 %
114,582   AB SKF (b)                                           $2,501,113
 28,100   Fanuc, Ltd *                                          2,748,367
 65,300   Kurita Water Industries, Inc.                         1,631,726
125,200   Nabtesco Corp. *                                      1,695,373
                                                               $8,576,579
          Trading Companies & Distributors - 2.3 %
295,900   Mitsubishi Corp. *                                   $6,310,023
129,600   Wolsley                                               2,260,884
                                                               $8,570,907
          Total Capital Goods                                  $57,599,282
          Commercial Services & Supplies - 0.4 %
          Office Services & Supplies - 0.4 %
109,300   Corporate Express *                                  $1,469,403
          Total Commercial Services & Supplies                 $1,469,403
          Transportation - 2.1 %
          Air Freight & Couriers - 0.7 %
 11,395   Panalpina Welttransport Holding AG                   $1,977,027
 24,947   TNT NV                                                1,124,316
                                                               $3,101,343
          Railroads - 1.4 %
  686     East Japan Railway Co. *                             $5,556,703
          Total Transportation                                 $8,658,046
          Automobiles & Components - 4.7 %
          Auto Parts & Equipment - 0.6 %
 76,000   Denso Corp. *                                        $2,685,084
          Automobile Manufacturers - 3.5 %
 33,530   Hyundai Motor Co., Ltd.                              $2,124,215
 43,985   Hyundai Motor Co., Ltd. (G.D.R.)                      1,418,516
176,600   Toyota Motor Co. *                                    10,753,727
                                                               $14,296,458
          Tires & Rubber - 0.5 %
 17,510   Continental AG (b)                                   $2,443,356
          Total Automobiles & Components                       $19,424,898
          Consumer Durables & Apparel - 2.7 %
          Apparel, Accessories & Luxury Goods - 0.3 %
 20,877   Adidas-Salomon AG                                    $1,246,902
          Consumer Electronics - 1.7 %
145,000   Matsushita Electric Industrial Co., Ltd. *           $2,801,734
 50,600   Sony Corp. *                                          2,693,841
 31,700   TomTom NV * (b)                                       1,337,371
                                                               $6,832,946
          Homebuilding - 0.7 %
102,243   Persimmon Plc                                        $2,728,265
          Total Consumer Durables & Apparel                    $10,808,113
          Consumer Services - 0.5 %
          Hotels, Resorts & Cruise Lines - 0.5 %
 38,965   Carnival Corp.                                       $1,904,999
          Total Consumer Services                              $1,904,999
          Media - 2.0 %
          Broadcasting & Cable TV - 1.4 %
232,200   Eutelsat Communications                              $5,729,052
          Movies & Entertainment - 0.6 %
 59,090   Vivendi SA  (b)                                      $2,436,619
          Total Media                                          $8,165,671
          Retailing - 1.1 %
          Department Stores - 1.1 %
 12,400   Pinault-Printemps Redoute *                          $2,150,150
197,900   The Daimaru *                                         2,342,578
                                                               $4,492,728
          Total Retailing                                      $4,492,728
          Food & Drug Retailing - 1.7 %
          Drug Retail - 0.6 %
112,906   Alliance Boots Plc                                   $2,520,119
          Food Retail - 1.1 %
455,000   Tesco Plc                                            $2,128,647
          Total Food & Drug Retailing                          $4,648,766
          Food, Beverage & Tobacco - 5.6 %
          Brewers - 2.0 %
 25,100   Inbev NV (b)                                         $1,955,170
220,600   KIRIN Brewery Co., Ltd. *                             3,320,024
123,220   South African Breweries Plc                           2,918,956
                                                               $8,194,150
          Distillers & Vintners - 0.6 %
150,012   C&C Group Plc                                        $2,528,022
          Packaged Foods & Meats - 1.3 %
162,000   Ajinomoto Co., Inc. *                                $1,989,408
109,200   Unilever NV                                           3,324,357
                                                               $5,313,765
          Soft Drinks - 0.9 %
 31,600   Fomento Economico Mexicano SA de CV                  $3,403,004
          Tobacco - 0.8 %
104,055   British American Tobacco Plc                         $3,210,661
          Total Food, Beverage & Tobacco                       $22,649,602
          Household & Personal Products - 0.7 %
          Household Products - 0.7 %
 54,600   Kao Corp. *                                          $1,498,485
 26,863   Reckitt Benckiser Plc                                 1,475,587
                                                               $2,974,072
          Total Household & Personal Products                  $2,974,072
          Health Care Equipment & Services - 1.2 %
          Health Care Equipment - 0.4 %
 12,982   Synthes, Inc.                                        $1,698,946
          Health Care Services - 0.4 %
 9,331    Fresenius Medical Care AG                            $1,406,177
          Health Care Technology - 0.4 %
 69,100   Agfa Gevaert NV (b)                                  $1,668,663
          Total Health Care Equipment & Services               $4,773,786
          Pharmaceuticals & Biotechnology - 4.8 %
          Pharmaceuticals - 4.8 %
 59,548   Astrazeneca Plc                                      $3,240,091
 72,300   Bristol-Myers Squibb Co.                              2,086,578
179,000   Daiichi Sankyo Co., Ltd. *                            5,333,716
 28,861   Roche Holdings AG                                     5,444,117
 68,777   Shire Plc                                             1,602,044
 28,797   UCB SA (b)                                            2,355,154
                                                               $20,061,700
          Total Pharmaceuticals & Biotechnology                $20,061,700
          Banks - 14.0 %
          Diversified Banks - 14.0 %
 91,600   Abn Amro Holding NV (b)                              $4,477,565
287,209   Barclays Plc                                          4,138,365
 69,267   BNP Paribas SA                                        6,595,897
 89,615   Commonwealth Bank of Australia                        3,910,963
374,700   Development Bank of Singapore, Ltd.                   5,193,439
 56,800   Dexia (b)                                             1,849,094
415,374   Intesa Sanpaolo                                       3,476,165
 1,165    Mizuho Financial Group, Inc.                          7,015,947
 99,300   National Australia Bank, Ltd. *                       3,530,752
202,968   Royal Bank of Scotland Group Plc                      7,765,962
 21,892   Societe Generale                                      4,635,644
 34,193   Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.)  3,318,773
177,694   Westpac Banking Corp.                                 3,973,530
                                                               $59,882,096
          Total Banks                                          $59,882,096
          Diversified Financials - 4.7 %
          Asset Management & Custody Banks - 0.5 %
163,204   Man Group Plc                                        $1,825,477
          Diversified Capital Markets - 2.9 %
110,408   CS Group                                             $8,675,762
 21,291   Deutsche Bank AG                                      3,281,821
                                                               $11,957,583
          Investment Banking & Brokerage - 1.3 %
271,400   Nomura Securites Co., Ltd. *                         $5,224,473
          Total Diversified Financials                         $19,007,533
          Insurance - 4.1 %
          Life & Health Insurance - 0.6 %
107,900   Aegon NV (b)                                         $2,217,116
          Multi-Line Insurance - 2.6 %
 16,400   Allianz AG (b)                                       $3,721,956
140,043   Aviva Plc                                             2,196,837
101,136   AXA                                                   4,627,515
                                                               $10,546,308
          Property & Casualty Insurance - 0.9 %
299,300   Mitsui Sumitomo Insurance Co. *                      $3,719,173
          Total Insurance                                      $16,482,597
          Real Estate - 1.9 %
          Real Estate Management & Development - 1.9 %
  425     Kenedix, Inc. *                                      $1,858,428
129,600   Mitsui Fudosan Co *                                   3,782,640
 60,100   Nomura Real Estate Holdings *                         2,025,690
                                                               $7,666,758
          Total Real Estate                                    $7,666,758
          Software & Services - 0.7 %
          Application Software - 0.4 %
302,200   Sage Group Plc                                       $1,586,091
          IT Consulting & Other Services - 0.3 %
 18,053   Atos Origin *                                        $1,293,706
          Total Software & Services                            $2,879,797
          Technology Hardware & Equipment - 3.6 %
          Communications Equipment - 0.8 %
839,358   Ericsson LM                                          $3,202,376
          Computer Hardware - 1.1 %
448,900   Fujitsu, Ltd. *                                      $2,818,684
188,000   Toshiba Corp. *                                       1,401,867
                                                               $4,220,551
          Electronic Equipment & Instruments - 0.8 %
 32,900   Nidec Corp. *                                        $2,091,292
 72,750   Nippon Electric Glass Co., Ltd *                      1,246,309
                                                               $3,337,601
          Office Electronics - 0.9 %
 67,550   Canon, Inc.                                          $3,774,856
          Total Technology Hardware & Equipment                $14,535,384
          Semiconductors - 1.9 %
          Semiconductor Equipment - 0.8 %
 46,200   Tokyo Electron, Ltd.                                 $3,202,784
          Semiconductors - 1.1 %
312,605   Hon Hai Precision Industry (G.D.R.)                  $4,114,253
 16,508   Silicon-On-Insulator Technologies (SOITEC) * (b)       386,373
                                                               $4,500,626
          Total Semiconductors                                 $7,703,410
          Telecommunication Services - 5.5 %
          Alternative Carriers - 1.5 %
784,487   Inmarsat Plc                                         $6,221,828
          Integrated Telecommunication Services - 1.1 %
  620     Nippon Telegraph & Telephone Corp. *                 $3,083,910
152,000   Telekomunikacja Polska SA                             1,216,148
                                                               $4,300,058
          Wireless Telecommunication Services - 2.9 %
 71,000   America Movil (A.D.R.) Series L                      $3,729,630
 87,169   Mobile Telesystems (A.D.R.) *                         4,803,012
1,193,800 Vodafone Group Plc                                    3,863,655
                                                               $12,396,297
          Total Telecommunication Services                     $22,918,183
          Utilities - 3.2 %
          Electric Utilities - 2.2 %
 24,152   E.On AG  (b)                                         $3,637,017
185,100   Enel S.p.A. *                                         2,108,121
124,800   Kansai Electric Power Co. *                           3,479,702
                                                               $9,224,840
          Multi-Utilities - 0.9 %
132,500   National Grid Plc *                                  $2,493,653
 33,700   Suez Lyonnaise des Eaux  (b)                          1,912,603
                                                               $4,406,256
          Total Utilities                                      $13,631,096
          TOTAL COMMON STOCKS
          (Cost  $336,262,882)                                 $402,552,018

          Rights/Warrants - 0.0 %
          Banks - 0.0 %
          Diversified Banks - -0.1 %
 91,600   Abn Amro Holding,. 5/29/07 *                         $       0
          Total Banks                                          $       0
          Insurance - 0.0 %
          Life & Health Insurance - 0.0 %
107,900   Aegon NV,. 5/23/07 *                                 $       0
          Total Insurance                                      $       0
          TOTAL RIGHTS/WARRANTS
          (Cost  $0)                                           $       0

          Temporary Cash Investment - 10.7 %
          Security Lending Collateral - 10.7 %
43,467,082Security Lending Investment Fund, 5.22%              $43,467,082
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $43,467,082)                                  $43,467,082


          TOTAL INVESTMENT IN SECURITIES - 111.3%
          (Cost  $384,720,061)                                 $451,851,205

          OTHER ASSETS AND LIABILITIES - (11.3)%               $2,421,059

          TOTAL NET ASSETS - 100.0%                            $406,037,027

    *     Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(G.D.R.)  Global Depositary Receipt.

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
          At April 30, 2007, the value of these securities amounted to $3,318,773 or 0.8% of total net assets.

    (a) At April 30, 2007, the net unrealized gain on investments based on cost for



          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost      $70,991,935

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value       (3,860,791)

          Net unrealized gain                                  $67,131,144

    (b)   At April 30, 2007, the following securities were out on loan:

 Shares                         Security                         Value
90,600    Abn Amro Holding NV                                  $4,428,528
106,800   Aegon NV                                              2,194,740
68,400    Agfa Gevaert NV                                       1,651,860
16,200    Allianz AG                                            3,675,780
17,300    Continental AG                                        2,413,350
55,400    Dexia                                                 1,803,270
23,900    E.On AG                                               3,599,340
24,800    Inbev NV                                              1,931,920
22,500    Schneider Electric SA                                 3,170,250
113,400   AB SKF                                                2,475,522
14,100    Silicon-On-Insulator Technologies (SOITEC) *          330,081
139,100   Statoil ASA *                                         3,908,710
33,300    Suez Lyonnaise des Eaux                               1,889,775
31,700    Technip                                               2,476,087
31,300    TomTom NV *                                           1,320,547
26,600    UCB SA                                                2,175,348
58,400    Vivendi SA                                            2,408,416
          Total                                                $41,853,524

                       Pioneer Treasury Reserve Fund
                Schedule of Investments  4/30/07 (unaudited)

Principal                                                             Value
 Amount
          U.S. Government Agency Obligations - 13.8 %
1,500,000 Federal Farm Credit Bank, 4.2%, 8/28/07                 $ 1,500,000
1,000,000 Federal Farm Credit Bank, Floating Rate Note, 5/15/07     1,000,000
 125,000  Federal Farm Credit Bank, Floating Rate Note, 7/25/07       125,000
2,500,000 Federal Home Loan Bank 5.32%, 1/11/08                     2,500,000
7,000,000 Federal Home Loan Bank, 0%, 5/1/07                        7,000,000
 200,000  Federal Home Loan Bank, 5.18%, 8/1/07                       200,000
2,500,000 Federal Home Loan Bank, 5.375%, 2/28/08                   2,500,000
1,135,000 Federal Home Loan Mortgage Corp., 5.145%, 5/29/07         1,135,000
 100,000  Federal Home Loan Mortgage Corp., 5.2%, 5/29/07             100,000
 100,000  Federal National Home Mortgage Association, 5.2%, 6/6/07    100,000
 730,000  Federal National Mortage Association, 5.125%, 8/1/07        730,000
1,100,000 Federal National Mortgage Association, 5.3%, 1/8/08       1,100,000
 240,000  Freddie Mac Discount Note, 0%, 7/13/07                      240,000
2,130,000 Freddie Mac, 5.35%, 12/19/07                              2,130,000
2,500,000 U.S. Treasury Bills, 4.895%, 6/28/07                      2,500,000
2,500,000 U.S. Treasury Bonds, 4.75%, 1/31/08                       2,500,000
          Total U.S. Government Agency Obligations
          (Cost  $14,805,786)                                     $ 25,360,000

          Mutual Fund - 1.4 %
1,545,728 BlackRock Liquidity Funds FedFund Portfolio             $ 1,545,728
          TOTAL MUTUAL FUND
          (Cost  $1,545,728)                                      $ 1,545,728

          Temporary Cash Investments - 87.0 %
          Repurchase Agreement - 87.0 %
16,600,000Greenwich Capital, 5.0%, dated 4/30/07, repurchase price of
          $16,600,000 plus accrued interest on 2/1/07 collateralized
          by $16,909,000 U.S. Treasury Note, 3.875%, 5/15/09      $ 16,600,000

16,600,000Deutsche Bank, 5.10%, dated 4/30/07, repurchase price of
          $16,600,000 plus accrued interest on 2/1/07 collateralized
          by $17,424,000 U.S. Treasury Note, 4.875%, 7/31/11        16,600,000

16,600,000JP Morgan Chase, 5.08%, dated 4/30/07, repurchase price of
          $16,600,000 plus accrued interest on 2/1/07 collateralized
          by $16,964,000 U.S. Treasury Note, 4.5%, 4/30/12          16,600,000

16,600,000Lehman Brothers, 5.07%, dated 4/30/07, repurchase price of $16,600,000 plus accrued interest on 2/1/07 collateralized
          by $17,244,000 U.S. Treasury Note, 5.75%, 8/15/10         16,600,000

16,600,000UBS Warburg, Inc., 5.10%, dated 4/30/07, repurchase price of $16,600,000 plus accrued interest on 2/1/07 collateralized
          by $16,176,000 U.S. Treasury Note, 3.375%, 12/15/08       16,600,000

          TOTAL TEMPORARY CASH INVESTMENTS                        $ 93,530,000
          (Cost  $93,530,000)
          TOTAL INVESTMENT IN SECURITIES - 100.0%                 $ 120,435,728
          (Cost  $107,593,094) (a)
          OTHER ASSETS AND LIABILITIES - (0.0)%                   $ (12,878,928)
          TOTAL NET ASSETS - 100.0%                               $ 107,556,800

    (a)   At January 31, 2007, cost for federal income tax purposes was
$107,593,094

                  Pioneer Government Income Fund (RIC-US)
                Schedule of Investments  4/30/07 (unaudited)

Principal
Amount                                                                Value
         ASSET BACKED SECURITIES - 0.8 %
         Utilities - 0.8 %
         Independent Power Producer & Energy Traders - 0.8 %
1,867,239New Valley Generation I, 7.299%, 3/15/19                  $ 2,099,630
         Total Utilities                                           $ 2,099,630
         TOTAL ASSET BACKED SECURITIES
         (Cost  $2,092,132)                                        $ 2,099,630

         COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9 %
         Banks - 1.0 %
         Thrifts & Mortgage Finance - 1.0 %
2,500,000GS Mortgage Securities Corp., 6.771%, 5/3/18              $ 2,656,608
         Total Banks                                               $ 2,656,608
         Diversified Financials - 4.9 %
         Investment Banking & Brokerage - 1.6 %
1,762,902Morgan Stanley Dean Witter, 7.145%, 9/3/15                $ 1,819,551
2,000,000Morgan Stanley Dean Witter, 7.468%, 9/3/15                  2,157,936
                                                                   $ 3,977,487
         Diversified Financial Services - 3.3 %
3,800,000Meristar Commercial Mortgage Trust, 8.29%, 3/3/16         $ 4,082,487
115,000  Morgan Stanley Dean Witter Capital I, 7.892%, 9/3/15         125,576
4,000,000STARW 1999-C1A A2, 6.92%, 2/3/14                            4,125,638
                                                                   $ 8,333,701
         Total Diversified Financials                              $ 12,311,188
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost  $15,045,150)                                       $ 14,967,796

         CORPORATE BONDS - 2.9 %
         Banks - 1.0 %
         Diversified Banks - 1.0 %
2,500,000Farmer Mac, 5.125%, 4/19/17 (144A)                        $ 2,504,250
         Total Banks                                               $ 2,504,250
         Diversified Financials - 1.6 %
         Specialized Finance - 1.6 %
625,000  Private Export Funding, 4.55%, 5/15/15                    $  610,141
2,500,000Private Export Funding, 4.974%, 8/15/13                     2,518,905
1,000,000Private Export Funding, 6.07%, 4/30/11                      1,044,217
                                                                   $ 4,173,263
         Total Diversified Financials                              $ 4,173,263
         Utilities - 0.3 %
         Independent Power Producer & Energy Traders - 0.3 %
645,788  New Valley Generation V, 4.929%, 1/15/21                  $  632,987
         Total Utilities                                           $  632,987
         TOTAL CORPORATE BONDS
         (Cost  $7,270,369)                                        $ 7,310,500

         U.S. GOVERNMENT & AGENCY OBLIGATIONS - 88.7 %
3,000,000Aid-Egypt, 4.45%, 9/15/15                                 $ 2,902,080
1,400,000Federal Farm Credit Bank, 4.875%, 1/17/17                   1,386,976
1,500,000Federal Home Loan Bank, 4.625%, 10/24/07                    1,494,912
567,555  Federal Home Loan Bank, 4.75%, 10/25/10                      560,818
400,000  Federal Home Loan Bank, 5.375%, 5/18/16                      411,618
4,300,000Federal Home Loan Mortgage Corp., 3.8%, 1/15/18             4,022,775
1,173,823Federal Home Loan Mortgage Corp., 4.0%, 11/1/13             1,141,328
137,136  Federal Home Loan Mortgage Corp., 4.0%, 4/1/08               135,543
1,000,000Federal Home Loan Mortgage Corp., 4.5%, 10/11/07             996,840
805,047  Federal Home Loan Mortgage Corp., 4.5%, 4/15/13              800,358
2,192,596Federal Home Loan Mortgage Corp., 4.64%, 11/1/14            2,145,319
3,371,547Federal Home Loan Mortgage Corp., 5.0%, 1/1/35              3,261,538
1,853,144Federal Home Loan Mortgage Corp., 5.0%, 10/1/19             1,829,600
1,000,000Federal Home Loan Mortgage Corp., 5.0%, 12/27/07             998,388
3,220,720Federal Home Loan Mortgage Corp., 5.0%, 2/1/35              3,115,632
1,256,517Federal Home Loan Mortgage Corp., 5.0%, 8/15/13             1,253,843
280,354  Federal Home Loan Mortgage Corp., 5.5%, 1/1/34               277,814
3,166,007Federal Home Loan Mortgage Corp., 5.5%, 1/1/35              3,137,322
4,767,470Federal Home Loan Mortgage Corp., 5.5%, 11/1/34             4,724,274
1,183,042Federal Home Loan Mortgage Corp., 5.5%, 12/1/34             1,172,323
1,951,238Federal Home Loan Mortgage Corp., 5.5%, 12/15/19            1,958,911
196,700  Federal Home Loan Mortgage Corp., 5.5%, 8/1/08               197,114
754,325  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33               764,830
1,442,557Federal Home Loan Mortgage Corp., 6.0%, 11/1/33             1,460,974
232,747  Federal Home Loan Mortgage Corp., 6.0%, 5/1/16               236,879
210,676  Federal Home Loan Mortgage Corp., 6.0%, 6/1/16               214,420
448,329  Federal Home Loan Mortgage Corp., 6.0%, 7/1/36               452,100
241,520  Federal Home Loan Mortgage Corp., 6.0%, 8/1/18               246,330
2,859,742Federal Home Loan Mortgage Corp., 6.0%, 8/1/36              2,882,011
 92,122  Federal Home Loan Mortgage Corp., 6.5%, 5/1/31                95,013
501,468  Federal Home Loan Mortgage Corp., 7.0%, 10/1/46              519,220
132,860  Federal Home Loan Mortgage Corp., 7.0%, 3/1/14               137,964
115,502  Federal Home Loan Mortgage Corp., 7.0%, 6/1/31               120,186
1,000,000Federal Home Loan Mortgage Corp., FRN, 7/11/08              1,000,001
1,033,128Federal National Mortgage Association, 4.0%, 9/1/20          976,216
434,245  Federal National Mortgage Association, 4.5%, 11/1/20         420,518
2,255,000Federal National Mortgage Association, 4.5%, 3/15/18        2,214,537
8,400,000Federal National Mortgage Association, 4.92%, 7/25/20       8,300,258
734,322  Federal National Mortgage Association, 5.0%, 1/1/20          724,991
4,313,190Federal National Mortgage Association, 5.0%, 2/1/20         4,258,381
2,986,000Federal National Mortgage Association, 5.0%, 30 Year TBA,   2,884,736
962,287  Federal National Mortgage Association, 5.0%, 8/1/18          951,056
1,000,000Federal National Mortgage Association, 5.25%, 1/29/09        999,840
3,542,303Federal National Mortgage Association, 5.448%, 8/1/36       3,555,442
1,480,127Federal National Mortgage Association, 5.45%, 12/25/20      1,481,163
2,871,969Federal National Mortgage Association, 5.5%, 1/1/35         2,845,808
163,684  Federal National Mortgage Association, 5.9% 2/1/28           166,473
115,920  Federal National Mortgage Association, 5.9% 7/1/28           117,862
220,997  Federal National Mortgage Association, 5.9%, 11/1/27         224,763
251,937  Federal National Mortgage Association, 5.9%, 4/1/28          256,230
4,255,485Federal National Mortgage Association, 6.0%  10/1/36        4,288,623
971,756  Federal National Mortgage Association, 6.0%, 1/1/37          979,324
6,204,048Federal National Mortgage Association, 6.0%, 11/1/34        6,268,077
2,270,730Federal National Mortgage Association, 6.0%, 11/1/36        2,288,412
5,915,202Federal National Mortgage Association, 6.3%, 4/25/19        6,249,406
493,315  Federal National Mortgage Association, 6.5%, 12/1/31         509,292
 71,873  Federal National Mortgage Association, 6.5%, 7/1/32           74,066
542,922  Federal National Mortgage Association, 6.5%, 7/1/32          559,489
435,000  Federal National Mortgage Association, 6.52%, 7/25/16        458,090
702,597  Federal National Mortgage Association, 7.0%, 10/1/19         737,314
153,694  Federal National Mortgage Association, 7.5%, 4/1/15          158,706
109,405  Federal National Mortgage Association, 7.5%, 6/1/15          112,973
156,608  Federal National Mortgage Association, 8.0%, 7/1/15          164,096
  8,076  Federal National Mortgage Association, 9.0%, 4/1/33            8,535
180,340  Government National Mortgage Association I, 6.5%, 1/15/32    186,548
225,176  Government National Mortgage Association I, 6.5%, 11/15/31   232,477
 80,567  Government National Mortgage Association I, 6.5%, 12/15/31    83,180
118,967  Government National Mortgage Association I, 6.5%, 5/15/32    122,789
160,318  Government National Mortgage Association I, 6.5%, 9/15/32    165,468
176,423  Government National Mortgage Association I, 7.0%, 1/15/31    185,092
189,838  Government National Mortgage Association I, 7.0%, 12/15/30   199,238
 71,577  Government National Mortgage Association I, 7.0%, 4/15/31     75,094
164,662  Government National Mortgage Association I, 7.0%, 8/15/23    172,646
131,559  Government National Mortgage Association I, 7.0%, 9/15/29    137,893
 53,872  Government National Mortgage Association I, 7.5%, 3/15/31     56,442
 12,888  Government National Mortgage Association I, 7.5%, 8/15/29     13,509
558,483  Government National Mortgage Association II, 5.0%, 12/20/1   551,993
548,642  Government National Mortgage Association II, 5.0%, 2/20/19   541,943
2,192,492Government National Mortgage Association II, 5.5%, 11/20/3 2,178,787 1,522,224Government National Mortgage Association II, 5.5%, 7/20/19 1,525,258
220,158  Government National Mortgage Association II, 5.9%, 11/20/2   223,009
136,790  Government National Mortgage Association II, 5.9%, 5/20/28   138,531
219,638  Government National Mortgage Association II, 5.9%, 7/20/28   222,434
175,672  Government National Mortgage Association II, 6.0%, 10/20/3   178,491
759,723  Government National Mortgage Association II, 6.0%, 10/20/3   773,042
1,830,263Government National Mortgage Association II, 6.0%, 11/20/3  1,857,597
421,951  Government National Mortgage Association II, 6.0%, 12/20/1   427,449
394,769  Government National Mortgage Association II, 6.0%, 2/20/34   399,860
1,032,164Government National Mortgage Association II, 6.0%, 3/20/33  1,047,578
488,712  Government National Mortgage Association II, 6.0%, 6/20/34   495,503
187,444  Government National Mortgage Association II, 6.0%, 7/20/17   189,908
271,348  Government National Mortgage Association II, 6.0%, 7/20/19   274,847
126,979  Government National Mortgage Association II, 6.5%, 1/20/24   130,733
243,182  Government National Mortgage Association II, 6.5%, 10/20/3   250,769
373,795  Government National Mortgage Association II, 6.5%, 10/20/3   385,099
340,109  Government National Mortgage Association II, 6.5%, 3/20/34   350,083
 89,362  Government National Mortgage Association II, 6.5%, 4/20/31    92,177
 62,907  Government National Mortgage Association II, 6.5%, 6/20/31    64,888
287,825  Government National Mortgage Association II, 6.5%, 8/20/28   297,022
 70,847  Government National Mortgage Association II, 7.0%, 1/20/31    74,085
 46,868  Government National Mortgage Association II, 7.0%, 11/20/3    49,010
 10,526  Government National Mortgage Association II, 7.0%, 12/20/0    10,589
 37,024  Government National Mortgage Association II, 7.0%, 2/20/29    38,731
 54,028  Government National Mortgage Association II, 7.0%, 5/20/26    56,530
102,899  Government National Mortgage Association II, 7.0%, 6/20/28   107,632
118,432  Government National Mortgage Association II, 7.0%, 7/20/31   123,845
117,117  Government National Mortgage Association II, 7.0%, 8/20/27   122,551
 30,004  Government National Mortgage Association II, 7.5%, 12/20/3    31,321
 58,132  Government National Mortgage Association II, 7.5%, 5/20/30    60,682
 18,922  Government National Mortgage Association II, 7.5%, 6/20/30    19,752
 57,109  Government National Mortgage Association II, 7.5%, 7/20/30    59,615
 63,980  Government National Mortgage Association II, 7.5%, 8/20/30    66,788
 67,736  Government National Mortgage Association II, 8.0%, 2/20/30    71,903
 40,893  Government National Mortgage Association II, 8.0%, 3/20/30    43,408
106,882  Government National Mortgage Association II, 8.0%, 4/20/30   113,456
    243  Government National Mortgage Association II, 8.0%, 5/20/25       258
 55,146  Government National Mortgage Association II, 8.0%, 5/20/30    58,538
 22,735  Government National Mortgage Association II, 9.0%, 11/20/2    24,544
 18,388  Government National Mortgage Association II, 9.0%, 3/20/22    19,811
  3,152  Government National Mortgage Association II, 9.0%, 4/20/22     3,396
  8,634  Government National Mortgage Association II, 9.0%, 9/20/21     9,290
 56,407  Government National Mortgage Association, 10.0%, 1/15/19      62,896
 20,788  Government National Mortgage Association, 10.0%, 3/15/20      23,212
145,186  Government National Mortgage Association, 4.5%, 12/15/19     141,170
404,172  Government National Mortgage Association, 4.5%, 4/15/18      393,236
687,912  Government National Mortgage Association, 4.5%, 4/15/20      668,375
730,798  Government National Mortgage Association, 4.5%, 6/15/19      710,581
661,539  Government National Mortgage Association, 4.5%, 6/15/19      643,239
1,416,693Government National Mortgage Association, 4.5%, 6/15/34     1,342,287
750,000  Government National Mortgage Association, 4.5%, 7/20/34      727,490
275,786  Government National Mortgage Association, 4.5%, 8/15/19      268,157
637,478  Government National Mortgage Association, 4.5%, 8/15/33      604,375
290,702  Government National Mortgage Association, 5.0%, 1/20/20      286,993
386,197  Government National Mortgage Association, 5.0%, 10/15/20     382,505
3,500,000Government National Mortgage Association, 5.0%, 11/16/46    3,423,358
581,085  Government National Mortgage Association, 5.0%, 2/15/19      575,797
391,504  Government National Mortgage Association, 5.0%, 2/15/20      387,762
1,321,461Government National Mortgage Association, 5.0%, 3/15/34     1,286,642
704,300  Government National Mortgage Association, 5.0%, 5/15/18      698,318
718,637  Government National Mortgage Association, 5.0%, 5/15/34      699,701
397,501  Government National Mortgage Association, 5.0%, 6/15/35      386,884
1,802,021Government National Mortgage Association, 5.0%, 7/20/36     1,813,671
471,758  Government National Mortgage Association, 5.0%, 9/15/33      459,487
3,000,000Government National Mortgage Association, 5.121%, 12/16/46  2,966,784
766,306  Government National Mortgage Association, 5.5%, 1/15/29      764,569
470,314  Government National Mortgage Association, 5.5%, 10/15/19     472,720
775,418  Government National Mortgage Association, 5.5%, 10/15/28     773,489
527,199  Government National Mortgage Association, 5.5%, 10/15/33     525,088
339,827  Government National Mortgage Association, 5.5%, 10/15/34     338,338
809,877  Government National Mortgage Association, 5.5%, 10/15/34     806,329
1,888,281Government National Mortgage Association, 5.5%, 11/15/34    1,880,009
1,313,814Government National Mortgage Association, 5.5%, 11/15/34    1,308,058
932,192  Government National Mortgage Association, 5.5%, 2/15/19      937,287
283,022  Government National Mortgage Association, 5.5%, 4/15/19      284,470
303,017  Government National Mortgage Association, 5.5%, 4/15/31      301,814
1,046,411Government National Mortgage Association, 5.5%, 4/15/34     1,041,827
410,851  Government National Mortgage Association, 5.5%, 5/15/33      409,206
838,452  Government National Mortgage Association, 5.5%, 5/15/33      835,095
112,300  Government National Mortgage Association, 5.5%, 6/15/18      112,910
816,118  Government National Mortgage Association, 5.5%, 7/15/19      820,292
669,742  Government National Mortgage Association, 5.5%, 7/15/19      673,168
775,678  Government National Mortgage Association, 5.5%, 8/15/33      772,572
1,513,529Government National Mortgage Association, 5.5%, 9/15/33     1,507,469
254,565  Government National Mortgage Association, 5.5%, 9/15/33      253,777
 69,950  Government National Mortgage Association, 6.0%, 1/15/24       71,004
297,313  Government National Mortgage Association, 6.0%, 1/15/33      302,030
1,057,897Government National Mortgage Association, 6.0%, 1/15/33     1,075,543
925,202  Government National Mortgage Association, 6.0%, 1/15/33      940,557
377,889  Government National Mortgage Association, 6.0%, 1/15/33      384,161
577,470  Government National Mortgage Association, 6.0%, 1/20/33      586,094
 21,964  Government National Mortgage Association, 6.0%, 10/15/28      22,350
 87,553  Government National Mortgage Association, 6.0%, 10/15/32      88,995
278,385  Government National Mortgage Association, 6.0%, 10/15/32     282,971
394,822  Government National Mortgage Association, 6.0%, 10/15/32     401,326
1,179,584Government National Mortgage Association, 6.0%, 10/15/32    1,199,016
801,225  Government National Mortgage Association, 6.0%, 10/15/32     817,514
433,590  Government National Mortgage Association, 6.0%, 10/15/32     440,733
848,697  Government National Mortgage Association, 6.0%, 10/15/34     861,279
183,254  Government National Mortgage Association, 6.0%, 10/15/34     185,971
216,095  Government National Mortgage Association, 6.0%, 10/15/34     219,298
183,505  Government National Mortgage Association, 6.0%, 11/15/28     186,728
941,591  Government National Mortgage Association, 6.0%, 11/15/32     957,587
1,195,013Government National Mortgage Association, 6.0%, 11/15/32    1,219,430
 84,998  Government National Mortgage Association, 6.0%, 11/15/32      86,398
 79,315  Government National Mortgage Association, 6.0%, 11/15/32      80,621
1,051,655Government National Mortgage Association, 6.0%, 11/15/32    1,073,126
492,846  Government National Mortgage Association, 6.0%, 11/15/33     500,665
867,009  Government National Mortgage Association, 6.0%, 12/15/23     879,771
913,050  Government National Mortgage Association, 6.0%, 12/15/32     931,344
332,119  Government National Mortgage Association, 6.0%, 12/15/32     338,899
129,518  Government National Mortgage Association, 6.0%, 12/15/32     131,652
727,175  Government National Mortgage Association, 6.0%, 12/15/32     739,184
559,159  Government National Mortgage Association, 6.0%, 12/15/32     568,879
 93,070  Government National Mortgage Association, 6.0%, 12/15/32      94,603
348,885  Government National Mortgage Association, 6.0%, 12/15/32     355,363
773,441  Government National Mortgage Association, 6.0%, 12/15/32     789,232
479,405  Government National Mortgage Association, 6.0%, 2/15/29      487,728
244,691  Government National Mortgage Association, 6.0%, 2/15/33      248,573
688,448  Government National Mortgage Association, 6.0%, 2/15/33      699,369
426,368  Government National Mortgage Association, 6.0%, 2/15/33      433,132
555,643  Government National Mortgage Association, 6.0%, 2/15/33      564,458
 94,058  Government National Mortgage Association, 6.0%, 2/15/33       95,550
331,333  Government National Mortgage Association, 6.0%, 3/15/19      335,459
225,950  Government National Mortgage Association, 6.0%, 3/15/19      228,764
213,432  Government National Mortgage Association, 6.0%, 3/15/33      216,817
321,438  Government National Mortgage Association, 6.0%, 3/15/33      326,537
128,280  Government National Mortgage Association, 6.0%, 3/15/33      130,315
656,734  Government National Mortgage Association, 6.0%, 3/15/34      666,470
339,508  Government National Mortgage Association, 6.0%, 4/15/28      345,528
198,252  Government National Mortgage Association, 6.0%, 4/15/33      201,397
1,257,104Government National Mortgage Association, 6.0%, 4/15/33     1,282,072
212,148  Government National Mortgage Association, 6.0%, 5/15/33      215,513
580,900  Government National Mortgage Association, 6.0%, 6/15/31      590,761
477,219  Government National Mortgage Association, 6.0%, 6/15/34      484,293
1,000,000Government National Mortgage Association, 6.0%, 6/16/32     1,025,077
276,742  Government National Mortgage Association, 6.0%, 8/15/34      281,113
733,243  Government National Mortgage Association, 6.0%, 8/15/34      744,113
 53,923  Government National Mortgage Association, 6.0%, 9/15/32       54,811
432,636  Government National Mortgage Association, 6.0%, 9/15/32      439,763
663,913  Government National Mortgage Association, 6.0%, 9/15/32      674,850
279,591  Government National Mortgage Association, 6.0%, 9/15/33      284,027
230,296  Government National Mortgage Association, 6.0%, 9/15/34      233,710
859,411  Government National Mortgage Association, 6.0%, 9/15/35      871,387
103,264  Government National Mortgage Association, 6.5%, 1/15/15      105,858
705,280  Government National Mortgage Association, 6.5%, 1/15/32      731,725
134,331  Government National Mortgage Association, 6.5%, 1/15/32      138,647
159,226  Government National Mortgage Association, 6.5%, 10/15/28     164,487
 26,742  Government National Mortgage Association, 6.5%, 10/15/28      27,625
  5,691  Government National Mortgage Association, 6.5%, 10/15/31       5,876
1,115,973Government National Mortgage Association, 6.5%, 12/15/32    1,152,075
181,727  Government National Mortgage Association, 6.5%, 2/15/28      187,732
125,019  Government National Mortgage Association, 6.5%, 2/15/29      129,143
191,087  Government National Mortgage Association, 6.5%, 2/15/32      197,226
150,499  Government National Mortgage Association, 6.5%, 2/15/32      155,334
 82,047  Government National Mortgage Association, 6.5%, 2/15/32       84,683
116,540  Government National Mortgage Association, 6.5%, 2/15/32      120,284
154,649  Government National Mortgage Association, 6.5%, 2/15/32      159,617
 48,932  Government National Mortgage Association, 6.5%, 2/15/32       50,504
331,709  Government National Mortgage Association, 6.5%, 3/15/28      342,581
119,844  Government National Mortgage Association, 6.5%, 3/15/29      123,797
302,649  Government National Mortgage Association, 6.5%, 3/15/29      312,631
485,586  Government National Mortgage Association, 6.5%, 3/15/32      501,187
505,557  Government National Mortgage Association, 6.5%, 3/15/33      521,316
170,488  Government National Mortgage Association, 6.5%, 4/15/17      174,709
 81,300  Government National Mortgage Association, 6.5%, 4/15/28       83,987
161,741  Government National Mortgage Association, 6.5%, 4/15/28      167,069
 57,199  Government National Mortgage Association, 6.5%, 4/15/32       59,037
112,019  Government National Mortgage Association, 6.5%, 4/15/32      115,617
423,223  Government National Mortgage Association, 6.5%, 4/15/32      436,820
365,512  Government National Mortgage Association, 6.5%, 4/15/33      376,905
 46,182  Government National Mortgage Association, 6.5%, 5/15/29       47,706
135,598  Government National Mortgage Association, 6.5%, 5/15/31      139,995
 69,466  Government National Mortgage Association, 6.5%, 5/15/32       71,698
 16,267  Government National Mortgage Association, 6.5%, 5/15/32       16,790
 35,429  Government National Mortgage Association, 6.5%, 5/15/32       36,567
427,466  Government National Mortgage Association, 6.5%, 5/15/32      441,200
 81,313  Government National Mortgage Association, 6.5%, 6/15/17       83,326
 55,156  Government National Mortgage Association, 6.5%, 6/15/28       56,971
 36,438  Government National Mortgage Association, 6.5%, 6/15/29       37,640
 52,959  Government National Mortgage Association, 6.5%, 6/15/31       54,677
 13,570  Government National Mortgage Association, 6.5%, 6/15/31       14,010
 90,357  Government National Mortgage Association, 6.5%, 6/15/31       93,287
 39,741  Government National Mortgage Association, 6.5%, 6/15/32       41,018
 56,952  Government National Mortgage Association, 6.5%, 6/15/32       58,782
116,270  Government National Mortgage Association, 6.5%, 6/15/32      120,453
269,566  Government National Mortgage Association, 6.5%, 7/15/31      278,308
215,338  Government National Mortgage Association, 6.5%, 7/15/32      222,256
 98,650  Government National Mortgage Association, 6.5%, 7/15/32      101,820
 74,052  Government National Mortgage Association, 6.5%, 8/15/28       76,498
 54,115  Government National Mortgage Association, 6.5%, 8/15/31       55,869
256,653  Government National Mortgage Association, 6.5%, 8/15/32      265,579
238,544  Government National Mortgage Association, 6.5%, 8/15/32      246,207
128,788  Government National Mortgage Association, 6.5%, 9/15/31      132,964
169,488  Government National Mortgage Association, 6.5%, 9/15/31      174,984
194,310  Government National Mortgage Association, 6.5%, 9/15/32      200,553
430,983  Government National Mortgage Association, 6.75%, 4/15/26     449,011
148,396  Government National Mortgage Association, 7.0%, 1/15/28      155,732
106,216  Government National Mortgage Association, 7.0%, 10/15/16     109,947
 61,114  Government National Mortgage Association, 7.0%, 11/15/26      64,153
123,233  Government National Mortgage Association, 7.0%, 11/15/29     129,339
 35,437  Government National Mortgage Association, 7.0%, 11/15/31      37,179
  8,867  Government National Mortgage Association, 7.0%, 12/15/26       9,308
188,169  Government National Mortgage Association, 7.0%, 12/15/30     197,479
 87,219  Government National Mortgage Association, 7.0%, 2/15/28       91,531
 53,087  Government National Mortgage Association, 7.0%, 3/15/28       55,711
293,124  Government National Mortgage Association, 7.0%, 3/15/32      307,609
151,838  Government National Mortgage Association, 7.0%, 4/15/28      159,344
114,740  Government National Mortgage Association, 7.0%, 4/15/32      120,411
157,744  Government National Mortgage Association, 7.0%, 5/15/29      165,560
 27,602  Government National Mortgage Association, 7.0%, 5/15/31       28,958
123,437  Government National Mortgage Association, 7.0%, 6/15/27      129,576
 48,886  Government National Mortgage Association, 7.0%, 6/15/29       51,308
199,378  Government National Mortgage Association, 7.0%, 7/15/25      209,050
139,708  Government National Mortgage Association, 7.0%, 7/15/28      146,615
129,947  Government National Mortgage Association, 7.0%, 7/15/28      136,414
 57,808  Government National Mortgage Association, 7.0%, 7/15/29       60,672
 20,011  Government National Mortgage Association, 7.0%, 8/15/11       20,682
376,435  Government National Mortgage Association, 7.0%, 9/15/24      394,686
152,069  Government National Mortgage Association, 7.0%, 9/15/31      159,541
 15,512  Government National Mortgage Association, 7.5%, 1/15/32       16,235
134,071  Government National Mortgage Association, 7.5%, 10/15/23     140,363
214,218  Government National Mortgage Association, 7.5%, 10/15/27     224,628
 49,941  Government National Mortgage Association, 7.5%, 10/15/29      52,346
 76,318  Government National Mortgage Association, 7.5%, 11/15/30      79,972
  9,098  Government National Mortgage Association, 7.5%, 12/15/25       9,539
 73,433  Government National Mortgage Association, 7.5%, 12/15/31      76,936
105,341  Government National Mortgage Association, 7.5%, 2/15/27      110,460
 20,252  Government National Mortgage Association, 7.5%, 2/15/31       21,218
 61,124  Government National Mortgage Association, 7.5%, 3/15/23       63,993
158,184  Government National Mortgage Association, 7.5%, 3/15/27      165,872
 39,827  Government National Mortgage Association, 7.5%, 3/15/32       41,682
 62,115  Government National Mortgage Association, 7.5%, 4/15/23       65,030
101,123  Government National Mortgage Association, 7.5%, 4/15/29      106,134
  7,949  Government National Mortgage Association, 7.5%, 6/15/24        8,327
 26,464  Government National Mortgage Association, 7.5%, 6/15/29       27,744
 29,968  Government National Mortgage Association, 7.5%, 7/15/25       31,422
 16,085  Government National Mortgage Association, 7.5%, 8/15/25       16,865
  5,345  Government National Mortgage Association, 7.5%, 8/15/29        5,602
 37,273  Government National Mortgage Association, 7.5%, 9/15/25       39,082
 11,891  Government National Mortgage Association, 7.5%, 9/15/25       12,467
 12,611  Government National Mortgage Association, 7.5%, 9/15/30       13,215
 93,565  Government National Mortgage Association, 8.0% 1/20/28        94,757
 77,040  Government National Mortgage Association, 8.0%, 12/1/29       82,157
161,832  Government National Mortgage Association, 8.0%, 7/15/29      172,452
236,671  Government National Mortgage Association, 8.25%, 5/15/20     252,609
  5,529  Government National Mortgage Association, 8.5%, 11/15/20       5,950
    115  Government National Mortgage Association, 8.5%, 2/15/23          124
  3,730  Government National Mortgage Association, 8.5%, 8/15/21        4,021
 21,766  Government National Mortgage Association, 9.0%, 1/15/20       23,474
  4,559  Government National Mortgage Association, 9.0%, 10/15/16       4,887
  4,725  Government National Mortgage Association, 9.0%, 12/15/19       5,088
  3,904  Government National Mortgage Association, 9.0%, 3/15/20        4,210
  3,940  Government National Mortgage Association, 9.0%, 4/15/20        4,250
  2,465  Government National Mortgage Association, 9.0%, 4/15/22        2,665
  3,702  Government National Mortgage Association, 9.0%, 6/15/22        4,004
  1,523  Government National Mortgage Association, 9.0%, 8/15/18        1,636
  1,951  Government National Mortgage Association, 9.0%, 9/15/21        2,107
  1,868  Government National Mortgage Association, 9.0%, 9/15/21        2,017
  2,738  Government National Mortgage Association, 9.5%, 11/15/20       2,995
  7,905  Government National Mortgage Association, 9.5%, 11/15/20       8,646
  4,939  Government National Mortgage Association, 9.5%, 2/15/19        5,391
  1,963  Government National Mortgage Association, 9.5%, 5/15/18        2,137
 15,608  Government National Mortgage Association, 9.5%, 6/15/19       17,036
  3,298  Government National Mortgage Association, 9.5%, 8/15/21        3,614
 19,332  Government National Mortgage Association, 9.5%, 9/15/20       21,144
4,200,000U.S. Treasury Bonds, 4.25%, 11/15/13                        4,130,272
2,000,000U.S. Treasury Bonds, 5.25%, 11/15/28                        2,097,032
4,000,000U.S. Treasury Bonds, 7.25%, 5/15/16                         4,764,376
2,562,774U.S. Treasury Inflation Notes, 1.875%, 7/15/15              2,507,815
3,734,313U.S. Treasury Inflation Notes, 3.0%, 7/15/12                3,918,258
  1,025  U.S. Treasury Inflation Protected Security, 2.375%, 4/15/1     1,039
3,000,000U.S. Treasury Notes, 4.25%, 11/15/14                        2,936,250
1,000,000U.S. Treasury Notes, 5.375%, 2/15/31                        1,071,094
2,500,000U.S. Treasury Notes, 5.5%, 8/15/28                          2,700,585
250,000  U.S. Treasury Notes, 6.125%, 8/15/29                         291,934
5,525,000U.S. Treasury Notes, 6.375%, 8/15/27                        6,571,297
                                                                   $ 223,560,262
         TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
         (Cost  $224,608,624)                                      $ 223,560,262

         SOVEREIGN ISSUE - 0.8 %
1,345,000Financing Corp., 10.35%, 8/3/18                           $ 1,952,150
         TOTAL SOVEREIGN ISSUE
         (Cost  $1,946,775)                                        $ 1,952,150

         FOREIGN GOVERNMENT BOND - 0.6 %
1,500,000Aid- Israel, 5.5%, 12/4/23                                $ 1,554,608
         TOTAL FOREIGN GOVERNMENT BOND
         (Cost  $1,581,069)                                        $ 1,554,608

         TEMPORARY CASH INVESTMENTS - 1.3 %
         Repurchase Agreement - 1.3 %
3,300,000Deutsche Bank, 5.10%, dated 4/30/07, repurchase price of
         $3,300,000 plus accrued interest on 5/1/07 collateralized
         by $3,284,000 U.S. Treasury Bill, 4.875%, 7/31/11         $ 3,300,000
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $3,300,000)                                        $ 3,300,000
         TOTAL INVESTMENT IN SECURITIES - 101.1%
         (Cost  $255,844,121)(a)                                   $ 254,744,946
         OTHER ASSETS AND LIABILITIES - (1.1)%                     $ (2,818,289)
         TOTAL NET ASSETS - 100.0%                                 $ 251,926,657

   (a) At April 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $255,853,391 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $ 190,313

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (1,298,758)

         Net unrealized loss                                       $ (1,108,445)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 29, 2007

* Print the name and title of each signing officer under his or her signature.